Income Taxes - Composition of Deferred Tax Assets and Liabilities Reconciled in Consolidated Balance Sheets (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Change in Deferred Tax Assets [Roll Forward]
Capitalized R&D expenditures beginning balance		€ 14,593		€ 20,888
R&D credits beginning balance		43,361		11,242
Inventories beginning balance		63,012		46,661
Deferred revenue beginning balance		21,249		16,409
Accrued and other liabilities beginning balance		47,350		45,460
Installation and warranty reserve beginning balance		13,670		6,702
Tax effect carry-forward losses beginning balance		39,106		67,282
Property, plant and equipment beginning balance		6,295		11,785
Restructuring and impairment beginning balance		2,283		3,361
Alternative minimum tax credits beginning balance	[2]	5,505	[1]	6,342
Share-based payments beginning balance		9,365		16,151
Other temporary differences beginning balance		26,398		11,661
Total deferred tax assets beginning balance	[3]	292,187	[4]	263,944
Changes in deferred tax assets in Consolidated Statements of Operations		(34,752)		63,099
Changes in deferred tax assets in foreign exchange		1,519		(208)
Capitalized R&D expenditures ending balance		12,625		14,593
R&D credits ending balance		16,406		43,361
Inventories ending balance		75,527		63,012
Deferred revenue ending balance		35,420		21,249
Accrued and other liabilities ending balance		47,226		47,350
Installation and warranty reserve ending balance		11,042		13,670
Tax effect carry-forward losses ending balance		20,893		39,106
Property, plant and equipment ending balance		7,171		6,295
Restructuring and impairment ending balance		1,861		2,283
Alternative minimum tax credits ending balance		6,130		5,505	[1],[2]
Share-based payments ending balance		12,514		9,365
Other temporary differences ending balance		24,460		26,398
Total deferred tax assets ending balance		271,275		292,187	[3],[4]
Intangible fixed assets beginning balance		(219,141)		(261,905)
Property, plant and equipment beginning balance		(29,435)		(17,592)
Borrowing costs beginning balance		(1,887)		(1,823)
Other temporary differences beginning balance		(9,009)		(12,800)
Total deferred tax liabilities beginning balance		(259,472)		(294,120)
Deferred Tax Assets (Liabilities), Net		(518)		32,715		€ (30,176)
Intangible fixed assets ending balance		(225,450)		(219,141)
Property, plant and equipment ending balance		(40,286)		(29,435)
Borrowing costs ending balance		(1,913)		(1,887)
Other temporary differences ending balance		(4,144)		(9,009)
Total deferred tax liabilities ending balance		(271,793)		(259,472)
Deferred tax assets - current		133,131		159,460		124,431
Deferred tax assets - non-current		29,012		28,760		139,513
Deferred tax liabilities - current		(2,379)		(1,928)		(3,494)
Deferred tax liabilities - non-current		(160,282)		(153,577)		(290,626)
Valuation allowances recognized in relation to deferred tax assets		29,900		25,400		€ 25,000
Capitalized R&D Expenditures [Member]
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		(3,626)		(8,186)
Changes in deferred tax assets in foreign exchange		1,658		1,891
R&D Credits [Member]
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		(31,589)		29,496
Changes in deferred tax assets in foreign exchange		4,634		2,623
Inventories [Member]
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		8,160		10,639
Changes in deferred tax assets in foreign exchange		4,355		5,712
Deferred Revenue [Member]
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		12,115		3,061
Changes in deferred tax assets in foreign exchange		2,056		1,779
Accrued and Other Liabilities [Member]
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		(5,391)		(3,630)
Changes in deferred tax assets in foreign exchange		5,267		5,520
Installation and Warranty Reserve [Member]
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		(4,319)		5,821
Changes in deferred tax assets in foreign exchange		1,691		1,147
Tax Effect Carry-Forward Losses [Member]
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		(20,215)		(33,465)
Changes in deferred tax assets in foreign exchange		2,002		5,289
Property, Plant and Equipment [Member]
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		360		(6,102)
Changes in deferred tax assets in foreign exchange		516		612
Restructuring and Impairment [Member]
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		(680)		(1,442)
Changes in deferred tax assets in foreign exchange		258		364
Alternative Minimum Tax Credits [Member]
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		0		(1,467)	[2]
Changes in deferred tax assets in foreign exchange		625		630	[2]
Share-Based Payments [Member]
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		2,129		(9,203)
Changes in deferred tax assets in foreign exchange		1,020		2,417
Other Temporary Differences [Member]
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		(7,511)		14,099
Changes in deferred tax assets in foreign exchange		5,573		638
Deferred Tax Assets [Member]
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		(50,567)		(379)	[3]
Changes in deferred tax assets in foreign exchange		29,655		28,622	[3]
Intangible Fixed Assets [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Decrease In Deferred Tax Liability In Income Statement		18,586		68,719
Change in Deferred Tax Assets [Roll Forward]
Decrease In Deferred Tax Liabilities In Foreign Exchange		(24,895)		(25,955)
Property Plant and Equipment [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Decrease In Deferred Tax Liability In Income Statement		(8,273)		(9,232)
Change in Deferred Tax Assets [Roll Forward]
Decrease In Deferred Tax Liabilities In Foreign Exchange		(2,578)		(2,611)
Borrowing Costs [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Decrease In Deferred Tax Liability In Income Statement		(26)		(64)
Change in Deferred Tax Assets [Roll Forward]
Decrease In Deferred Tax Liabilities In Foreign Exchange		0		0
Other Temporary Differences [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Decrease In Deferred Tax Liability In Income Statement		5,528		4,055
Change in Deferred Tax Assets [Roll Forward]
Decrease In Deferred Tax Liabilities In Foreign Exchange		(663)		(264)
Deferred Tax Liability [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Decrease In Deferred Tax Liability In Income Statement		15,815		63,478
Change in Deferred Tax Assets [Roll Forward]
Decrease In Deferred Tax Liabilities In Foreign Exchange		€ (28,136)		€ (28,830)

[1]	Alternative minimum tax credits relate to prepaid US taxes which are credited against future taxable profits after the carry-forward losses and other available tax attributes are used.
[2]	Alternative minimum tax credits relate to prepaid US taxes which are credited against future taxable profits after the carry-forward losses are used.
[3]	Valuation allowances recognized in relation to deferred tax assets as of December 31, 2014 amounted to EUR 25.4 million (2013: EUR 25.0 million)
[4]	Valuation allowances recognized in relation to deferred tax assets as of December 31, 2015 amounted to EUR 29.9 million (2014: EUR 25.4 million)